PERSONNEL, SOCIAL CHARGES AND BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of personnel, social charges and benefits [Line Items]
Total	R$ 1,459,375	R$ 1,313,913
Consolidated liability balances of the share compensation plans	154,736	126,019
Current	1,346,202	1,238,452
Non-current	113,173	75,461
Social charges and benefits
Disclosure of personnel, social charges and benefits [Line Items]
Total	645,291	614,595
Profit sharing
Disclosure of personnel, social charges and benefits [Line Items]
Total	533,219	514,902
Salaries and wages
Disclosure of personnel, social charges and benefits [Line Items]
Total	94,518	46,747
Other
Disclosure of personnel, social charges and benefits [Line Items]
Total	R$ 31,611	R$ 11,650